ENVIRONMENTAL REHABILITATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of environmental rehabilitation [Abstract]
Environmental rehabilitation provision	$ 10,549	$ 11,408
Average discount rate	3.39%	2.75%
Reclamation deposit paid	$ 460	$ 1,727
Received reclamation deposit	$ 1,855